Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]
23.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,015,393	¥1,531,127	¥802,332
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(8,970)	—
Changes in a foreign affiliated company’s interests in its subsidiary	(3,301)	—	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	994,152	1,522,157	802,332

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(1,875)	(2,360)	(2,704)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥992,277	¥1,519,797	¥799,628

	2014	2015	2016
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,158,698	14,118,469	13,885,842
Effect of dilutive instruments:
Convertible preferred stock	1	1	—
Stock acquisition rights	21,381	19,175	17,474

Weighted average common shares for diluted computation	14,180,080	14,137,645	13,903,316

	2014	2015	2016
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥70.21	¥107.81	¥57.78

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥69.98	¥107.50	¥57.51

In computing the number of the potentially dilutive common shares for the fiscal year ended March 31, 2014, Class 11 Preferred Stock has been based on the conversion price of ¥865.9. On August 1, 2014, all outstanding Class 11 Preferred Stock were mandatorily converted into shares of common stock at a conversion price of ¥802.6. The impact of the mandatory conversion of Class 11 Preferred Stock was reflected in computations of EPS and diluted EPS for the fiscal year ended March 31, 2015.